Digital Assets	12 Months Ended
Dec. 31, 2023
Digital Assets [Abstract]
DIGITAL ASSETS
NOTE 9:	DIGITAL ASSETS

BTC transactions and the corresponding values for the years ended December 31, 2023 and 2022 were as follows:

	Year ended December 31,
	2023		2022
	Quantity	Value	Quantity	Value
Balance of digital assets including digital assets pledged as collateral as of January 1,	405	6,705	3,301	152,856
BTC earned*	4,928	141,306	5,167	138,985
BTC purchased	—	—	1,000	43,237
BTC exchanged for cash and services	(4,529)	(129,309)	(9,063)	(179,729)
Realized gain (loss) on disposition of digital assets**	—	7,713	—	(150,810)
Change in unrealized gain on revaluation of digital assets**	—	7,556	—	2,166
Balance of digital assets including digital assets pledged as collateral as of December 31,	804	33,971	405	6,705
Less digital assets pledged as collateral as of December 31,***	(50)	(2,101)	(125)	(2,070)
Balance of digital assets excluding digital assets pledged as collateral as of December 31,	754	31,870	280	4,635

* Management estimates the fair value of BTC earned on a daily basis as the quantity of cryptocurrency received multiplied by the price quoted on Coinbase on the day it was received. Management considers the prices quoted on Coinbase to be a level 2 input under IFRS 13, Fair Value Measurement.

** A portion of the realized gain on disposition of digital assets and the change in unrealized gain on revaluation of digital assets is presented in other comprehensive income after reversing previously recorded revaluation loss on digital assets in the statement of profit or loss. For the year ended December 31, 2023, a gain of $9,242, net of $3,332 of deferred income tax expense, was presented in other comprehensive income (year ended December 31, 2022: nil).

*** Refer to Note 17 for details of the Company’s long-term debt and BTC pledged as collateral.